                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Spears Grisanti & Brown LLC
Address:   45 Rockefeller Plaza
           17th Floor
           New York, New York  10111

Form 13F File Number:  28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher C. Grisanti
Title:    Principal
Phone:    (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti           New York, New York          5/13/03
---------------------------           ------------------         ---------
[Signature]                             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         109

Form 13F Information Table Value Total:         $824,657
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          Spears Grisanti & Brown LLC
                           Form 13F Information Table
                      For the quarter ended March 31, 2003


         COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
         --------                  --------  --------   --------   --------          --------   --------   ------------------------
                                   TITLE OF              VALUE                PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP     (X$1000)     SHRS     CALL  DISCRETION  MANAGERS     SOLE    SHARED   NONE
--------------                     ------    ---------  --------   ---------  ----  ----------  --------   --------  ------   ----
A D C TELECOMMUNICATN COM          COMMON    000886101    1,696      823,100        Sole                    823,100
ABBOTT LABORATORIES                COMMON    002824100      477       12,685        Sole                     12,685
ACE LTD                            COMMON    G0070K103   41,672    1,439,462        Sole                  1,439,462
ALCIDE CORP                        COMMON    013742507      309       21,579        Sole                     21,579
ALLSTATE CORP                      COMMON    020002101    3,098       93,400        Sole                     93,400
ALTRIA GROUP, INC                  COMMON    02209S103    3,863      128,952        Sole                    128,952
AMEREN CORP                        COMMON    023608102      215        5,500        Sole                      5,500
AMERICAN INTL GROUP INC            COMMON    026874107    7,829      158,320        Sole                    158,320
AMGEN INC                          COMMON    031162100    7,418      128,900        Sole                    128,900
AMSOUTH BANCORPORATION             COMMON    032165102    1,116       56,157        Sole                     56,157
ANHEUSER-BUSCH CO. INC             COMMON    035229103      336        7,200        Sole                      7,200
ANNALY MORTGAGE MGMT               COMMON    035710409    1,315       75,300        Sole                     75,300
ANTHEM INC COM                     COMMON    03674b104   19,305      291,400        Sole                    291,400
AOL TIME WARNER INC                COMMON    00184A105      243       22,383        Sole                     22,383
ARCH COAL INC                      COMMON    039380100   16,811      884,300        Sole                    884,300
ARCHSTONE-SMITH TRUST              COMMON    039583109    1,370       62,395        Sole                     62,395
AT&T WIRELESS SERVICES INC         COMMON    00209A106   21,976    3,329,746        Sole                  3,329,746
AVALONBAY COMMUNITIES INC          COMMON    053484101      867       23,500        Sole                     23,500
AVATAR HOLDINGS INC                COMMON    053494100    1,775       69,504        Sole                     69,504
BANK OF AMERICA CORP               COMMON    060505104      601        8,999        Sole                      8,999
BANK OF NEW YORK INC               COMMON    064057102    2,028       98,916        Sole                     98,916
BARRICK GOLD CORP                  COMMON    067901108   22,473    1,444,300        Sole                  1,444,300
BEAZER HOMES USA INC               COMMON    07556q105   24,527      417,050        Sole                    417,050
BERKSHIRE HATHAWAY CLASS A         COMMON    084670108   13,781          216        Sole                        216
BERKSHIRE HATHAWAY CLASS B         COMMON    084670207    3,005        1,406        Sole                      1,406
BIOGEN INC                         COMMON    090597105      324       10,800        Sole                     10,800
BOEING CO.                         COMMON    097023105      301       12,000        Sole                     12,000
BP AMOCO PLC SPONS ADR             COMMON    055622104    1,368       35,454        Sole                     35,454
BURLINGTON NORTHRN SANTA FE CO     COMMON    12189T104   18,402      739,025        Sole                    739,025
CHEVRONTEXACO CORP COM             COMMON    166764100   27,513      425,572        Sole                    425,572
CHUBB CORP                         COMMON    171232101    5,276      119,050        Sole                    119,050
CIT GROUP INC                      COMMON    125581108   13,500      800,687        Sole                    800,687
CITIGROUP INC                      COMMON    172967101      854       24,776        Sole                     24,776
COCA COLA CO                       COMMON    191216100      225        5,565        Sole                      5,565
CONOCOPHILLIPS                     COMMON    20825c104   14,744      275,081        Sole                    275,081
CONSOL ENERGY INC                  COMMON    20854p109      170       10,300        Sole                     10,300
COUSINS PROPERTIES                 COMMON    222795106      812       31,400        Sole                     31,400
COX COMMUNICATIONS  INC NEW        COMMON    224044107      259        8,328        Sole                      8,328
CURAGEN CORP                       COMMON    23126r101    5,052    1,232,300        Sole                  1,232,300
DELPHI FINANCIAL GROUP-CL A        COMMON    247131105    2,587       66,028        Sole                     66,028
DOMINION RESOURCES INC VA          COMMON    25746U109      312        5,640        Sole                      5,640
DOW CHEMICAL CO                    COMMON    260543103   17,868      647,146        Sole                    647,146
DU PONT E I DE NEMOURS & CO        COMMON    263534109      290        7,457        Sole                      7,457
EMC CORP MASS                      COMMON    268648102      745      103,099        Sole                    103,099
ENCANA CORP                        COMMON    292505104   29,646      916,139        Sole                    916,139
EQUITY RESIDENTIAL                 COMMON    29476L107    5,732      238,128        Sole                    238,128
EXXON MOBIL CORPORATION            COMMON    30231G102      807       23,076        Sole                     23,076
FAUQUIER BANKSHARES COM            COMMON    312059108      315       18,000        Sole                     18,000
FEDERAL NATL MORTGAGE ASSN         COMMON    313586109   33,598      514,121        Sole                    514,121
FREDDIE MAC                        COMMON    313400301    6,754      127,200        Sole                    127,200
FREEPORT MCMORAN COPPER GOLD       COMMON    35671d857      292       17,100        Sole                     17,100
GANNETT CO                         COMMON    364730101    5,456       77,460        Sole                     77,460
GEN MOTORS CL H-HUGHES ELECTRI     COMMON    370442832   32,500    2,901,774        Sole                  2,901,774
GENERAL ELECTRIC CO                COMMON    369604103      528       20,718        Sole                     20,718
GLAXOSMITHKLINE PLC-ADR            COMMON    37733W105    3,293       93,584        Sole                     93,584
HEWLETT-PACKARD CO                 COMMON    428236103      316       20,334        Sole                     20,334
HONEYWELL INTERNATIONAL INC.       COMMON    438516106    8,691      406,902        Sole                    406,902
HSBC HLDGS PLC SPON ADR NEW        ADR       404280406      309        6,048        Sole                      6,048
IDT CORP                           COMMON    448947309   11,914      789,550        Sole                    789,550
INTEL CORP                         COMMON    458140100    1,261       77,446        Sole                     77,446
INTL BUSINESS MACHINES CORP        COMMON    459200101      436        5,555        Sole                      5,555
JANUS CAPITAL GROUP INC            COMMON    47102x105      122       10,700        Sole                     10,700
JOHNSON & JOHNSON                  COMMON    478160104   47,043      812,912        Sole                    812,912
JP MORGAN CHASE & CO.              COMMON    46625H100    2,580      108,797        Sole                    108,797
KEYCORP NEW                        COMMON    493267108    9,129      404,670        Sole                    404,670
LABORATORY CRP OF AMER HLDGS       COMMON    50540r409   21,099      711,600        Sole                    711,600
LILLY ELI & CO.                    COMMON    532457108    1,497       26,200        Sole                     26,200
LYONDELL PETROCHEMICAL             COMMON    552078107    7,999      573,400        Sole                    573,400
MARATHON OIL CORP.                 COMMON    565849106   29,727    1,240,180        Sole                  1,240,180
MARKEL CORP                        COMMON    570535104      515        2,303        Sole                      2,303

MASSEY ENERGY GROUP                COMMON    576206106      726       77,200        Sole                     77,200
MBNA CORP                          COMMON    55262L100   20,785    1,381,050        Sole                  1,381,050
MERCK & CO INC                     COMMON    589331107    2,437       44,487        Sole                     44,487
MICROSOFT CORP                     COMMON    594918104   12,361      510,568        Sole                    510,568
MILLENNIUM PHARMACEUTICALS         COMMON    599902103    4,081      519,270        Sole                    519,270
MIRAMAR MINING GROUP               COMMON    60466E100      194      200,000        Sole                    200,000
MUNIHOLDINGS NY INSURED FUND       COMMON    625931100      283       20,000        Sole                     20,000
NAVISTAR INTL                      COMMON    63934E108   10,983      446,300        Sole                    446,300
NESTLE SA SPONSORED ADR REPSTG     COMMON    641069406      396        8,000        Sole                      8,000
NEWMONT MINING CORP COM            COMMON    651639106    2,238       85,600        Sole                     85,600
NUVELO INC                         COMMON    67072m103       83      100,000        Sole                    100,000
PEABODY ENERGY CORP                COMMON    704549104   31,627    1,134,000        Sole                  1,134,000
PENN VIRGINIA RESOURCE PARTN       COMMON    707884102      352       14,700        Sole                     14,700
PEPSICO INC                        COMMON    713448108      240        6,000        Sole                      6,000
PFIZER INC                         COMMON    717081103      564       18,103        Sole                     18,103
POGO PRODUCING CO COM              COMMON    730448107      235        5,900        Sole                      5,900
PREMCOR INC                        COMMON    74045q104   33,847    1,317,520        Sole                  1,317,520
PROCTER & GAMBLE CO                COMMON    742718109       75          840        Sole                        840
PULTE HOMES INC COM                COMMON    745867101   29,103      580,313        Sole                    580,313
RENAISSANCERE HOLDINGS LTD         COMMON    G7496G103    8,628      215,436        Sole                    215,436
SAFECO CORP                        COMMON    786429100   30,455      870,900        Sole                    870,900
SAN JUAN BASIN ROYAL TRUST         COMMON    798241105    5,344      363,072        Sole                    363,072
SARA LEE CORP                      COMMON    803111103      239       12,800        Sole                     12,800
SCHERING PLOUGH CORP               COMMON    806605101      232       13,017        Sole                     13,017
SHURGARD STORAGE CENTERS - A       COMMON    82567d104    4,453      143,400        Sole                    143,400
SILICON GRAPHICS INC.              COMMON    827056102      191      125,000        Sole                    125,000
SOUTHERN UNION COMPANY             COMMON    844030106    3,901      321,087        Sole                    321,087
STRYKER CORP                       COMMON    863667101      768       11,180        Sole                     11,180
SUMMIT PROPERTIES INC              COMMON    866239106      220       11,900        Sole                     11,900
SUNTRUST BANKS INC                 COMMON    867914103      200        3,800        Sole                      3,800
TEAM AMERICA INC                   COMMON    87816f107       46      100,000        Sole                    100,000
TEEKAY SHIPPING CORPORATION        COMMON    Y8564W103   23,956      617,426        Sole                    617,426
UNITEDHEALTH GROUP INC             COMMON    91324P102    4,151       45,284        Sole                     45,284
UNITEDHEALTH GROUP INC-Restric     COMMON    910581108      367        4,000        Sole                      4,000
VERIZON COMMUNICATIONS             COMMON    92343V104      469       13,276        Sole                     13,276
WACHOVIA CORPORATION               COMMON    929903102      781       22,919        Sole                     22,919
WALT DISNEY CO.                    COMMON    254687106   17,600    1,034,055        Sole                  1,034,055
WASHINGTON POST CO CL B            COMMON    939640108    1,158        1,700        Sole                      1,700
WESTMORELAND COAL CO               COMMON    960878106      621       45,300        Sole                     45,300